ESTIMATION OF FAIR VALUE - Transfers between level 1 and level 2 of the fair value hierarchy (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 64,374
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Securities issued by the Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held		64,374
Financial assets measured at fair value through other comprehensive income, category [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 16,446	685,075
Financial assets measured at fair value through other comprehensive income, category [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	1,061,528
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held		$ 685,075
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	813,196
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	193,459
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	54,873
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by others [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 16,446